Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net Income (Loss)	$ (8,300)	$ (7,197)	$ (3,332)
Adjustments to profit or loss items:
Depreciation and amortization	55	413	620
Gain from sale of property and equipment			(34)
Financing expenses, net	5,720	5,005	237
Theoretical wages to an interested party	64	130	130
Share-based compensation expense	765	208	149
Non-cash operating lease activity		(361)	(448)
Adjustments to profit or loss items	6,604	5,395	654
Changes in assets and liabilities:
Decrease (increase) in Prepaid expenses and other accounts receivable	(201)	321	(165)
Increase (decrease) in trade payables	(579)	36	(478)
Increase (decrease) in accounts payable	(290)	379	(123)
Changes in assets and liabilities	(1,070)	736	(766)
Net cash used in operating activities	(2,766)	(1,066)	(3,444)
Cash flows from investing activities
Cash acquired in reverse acquisition	1,708
Proceeds from sale of property and equipment			109
Purchase of property and equipment	(8)	(6)	(6)
Net cash provided by (used in) investing activities	1,700	(6)	103
Cash flows from financing activities
Issue of share capital and warrants (net of issuance costs)			1,607
Exercise of warrants	2,339
Receipt of a convertible loan from shareholders	290	450	1,242
Net cash provided by financing activities	2,629	450	2,849
Exchange rate differences on balances of cash, cash equivalents and restricted cash	(12)	(44)	(166)
Increase (decrease) in cash, cash equivalents and restricted cash	1,551	(666)	(658)
Cash, cash equivalents and restricted cash at the beginning of the year	650	1,316	1,974
Cash, cash equivalents and restricted cash at the end of the year	2,201	650	1,316
Supplemental disclosure of non-cash activities
Conversion of shareholder loan into equity	13,769
Accrued dividends on preferred shares	14
Supplemental disclosure of cash flow information
Cash paid during the years for taxes		2	1
Cash paid During the year for interest	20	133	90
Reconciliation of cash, cash equivalents, and restricted cash within the Consolidated Balance Sheets to the amounts shown in the Consolidated Statements of Cash Flows above
Cash and cash equivalents	2,201	650	1,146
Restricted cash			170
Total cash, cash equivalents, and restricted cash	$ 2,201	$ 650	$ 1,316